April 17, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:                                         Office of Filings, Information & Consumer Service

Re:          Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

As sub-administrator on behalf of the Trust, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the Trust, Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding a new fund to the Trust, namely the Munder Emerging Markets Small-Cap Fund (the “Fund”).  The cover of the Prospectus and the Statement of Additional Information for the Fund includes the disclosure pursuant to Rule 481(2) under the 1933 Act (“red herring” legend).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

Enclosures

cc:   A. Eisenbeis